Series A convertible redeemable preferred shares (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	May 06, 2009	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Series A convertible redeemable preferred shares
Direct and incremental equity issuance costs			$ 340,713	$ 6,943,426	$ 414,430
Reconciliation of the Series A Convertible Redeemable Preferred Shares
Conversion to ordinary shares				5,827,991
Series A convertible redeemable preferred shares
Series A convertible redeemable preferred shares
Preferred shares issued	125,000,000
Par value per share of preferred shares issued (in dollars per share)	$ 0.00002
Price per share of preferred shares issued (in dollars per share)	$ 0.04
Aggregate cash proceeds, net of direct and incremental equity issuance costs from issuance of preferred shares	4,948,718
Direct and incremental equity issuance costs	51,282
Accretion to the redemption value				200,601	468,580
Number of ordinary shares into which preferred shares were converted		125,000,000
Reconciliation of the Series A Convertible Redeemable Preferred Shares
Balance at the beginning of the period				5,627,390	5,158,810
Deemed dividend on Series A convertible redeemable preferred shares				200,601	468,580
Conversion to ordinary shares				(5,827,991)
Balance at the end of the period					$ 5,627,390
Number of preferred shares issued			0
Number of preferred shares outstanding			0